UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7129

                      (Investment Company Act File Number)


                    Federated Managed Allocation Portfolios
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED BALANCED ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    SHARES OR PRINCIPAL                                                                                        VALUE
    AMOUNT
                 MUTUAL FUNDS--98.6%1
        342,555  Federated American Leaders Fund, Inc., Class A Shares                                          $  8,214,454
        338,196  Federated Capital Appreciation Fund, Class A Shares                                               8,197,879
        845,269  Federated Intermediate Corporate Bond Fund, Institutional Shares                                  8,494,955
      1,422,777  Federated Kaufmann Fund, Class A Shares                                                           8,180,967
                    TOTAL MUTUAL FUNDS                                                                            33,088,255
                    (IDENTIFIED COST $33,488,053)
                 REPURCHASE AGREEMENT--0.6%
  $     197,000  Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which            197,000
                 Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $4,600,682,333 on 3/1/2007.  The market value of the underlying securities at the end of the period was $4,692,695,980. (AT COST)
                    TOTAL INVESTMENTS-99.2%                                                                       33,285,255
                    (IDENTIFIED COST $33,685,053)2
                    OTHER ASSETS AND LIABILITIES-NET-0.8%                                                            275,987
                            TOTAL NET ASSETS-100%                                                               $ 33,561,242

1    Affiliated companies.

2 At February 28, 2007, the cost of investments for federal tax purposes was $33,685,053. The net unrealized depreciation of investments for federal tax purposes was $399,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $127,115 and net unrealized depreciation from investments for those securities having an excess of cost over value of $526,913.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

   Pursuant to section 12(d)(1)(g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                                                         INVESTMENT OBJECTIVE
Federated American Leaders Fund, Inc., Class A Shares (American Leaders)                     To provide growth of capital and
                                                                                             income.
Federated Capital Appreciation Fund, Class A Shares ( Capital Appreciation)                  To provide capital appreciation.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate     To provide current income.
Bond)
Federated Kaufmann Fund, Class A Shares (Kaufmann)                                           To provide capital appreciation.


Income distributions from Americans Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's
(SEC) website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.





FEDERATED CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR            VALUE
  PRINCIPAL AMOUNT

               MUTUAL FUNDS--99.4%1
    2,285,092  Capital Appreciation Core Fund                                                                           $ 31,809,477
       39,253  Emerging Markets Fixed Income Core Fund                                                                       836,440
    1,001,105  Federated Intermediate Corporate Bond Fund, Institutional Shares                                           10,061,105
       99,385  Federated International Bond Fund, Class A Shares                                                           1,062,427
      138,244  Federated International Capital Appreciation Fund, Class A Shares                                           1,635,422
    1,324,666  Federated Mortgage Core Portfolio                                                                          13,127,440
      535,088  Federated U.S. Government Bond Fund                                                                         6,014,390
      471,376  Federated U.S. Government Securities Fund 2-5 Years, Institutional Shares                                   5,152,142
      261,098  High Yield Bond Portfolio                                                                                   1,817,243
                   TOTAL MUTUAL FUNDS                                                                                     71,516,086
                   (IDENTIFIED COST $66,638,960)
               REPURCHASE AGREEMENT--1.0%
  $   685,000  Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007, under which Bank of             685,000
               America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was $4,692,695,980.  (AT COST)
                   TOTAL INVESTMENTS - 100.4%                                                                             72,201,086
                   (IDENTIFIED COST $67,323,960)2
                   OTHER ASSETS AND LIABILITIES - NET - (0.4)%                                                             (253,611)
                   TOTAL NET ASSETS - 100%                                                                              $ 71,947,475


1    Affiliated companies.

2 At February 28, 2007, the cost of investments for federal tax purposes was $67,330,341. The net unrealized appreciation of investments for federal tax purposes was $4,870,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,980,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $109,976.



Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.



Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                                                                      Investment Objective
Federated Intermediate Corporate Bond Fund, Institutional Shares
(Intermediate Corporate Bond)                                                             To provide current income.
Federated International Bond Fund, Class A Shares
(International Bond)                                                                       To obtain total return.
Federated International Capital Appreciation Fund, Class
A Shares (International Capital Appreciation)                                              To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                         To provide total return.
Federated U.S. Government Securities Fund 2-5 Years,
Institutional Shares  (Gov 2-5)                                                           To provide current income.
Federated U.S. Government Bond Fund (Government Bond)                                     To pursue total return.
High Yield Bond Portfolio (HYCORE)                                                        To seek high current income.


Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund                                          Investment Objective
Capital Appreciation Core Fund (Capital Core) To provide capital appreciation.
Emerging Markets Fixed Income                 To achieve total return and secondarily high current income.
Core Fund (EMCORE)


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






FEDERATED GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

               MUTUAL FUNDS --98.9%1
    3,432,182  Capital Appreciation Core Fund                                                                           $ 47,777,478
        7,217  Emerging Markets Fixed Income Core Fund                                                                       153,788
      183,629  Federated Intermediate Corporate Bond Fund, Institutional Shares                                            1,845,469
       18,214  Federated International Bond Fund, Class A Shares                                                             194,708
      219,197  Federated International Capital Appreciation Fund, Class A Shares                                           2,593,105
      243,058  Federated Mortgage Core Portfolio                                                                           2,408,704
       98,081  Federated U.S. Government Bond Fund                                                                         1,102,429
       86,591  Federated U.S. Government Securities Fund 2-5 Years, Institutional Shares                                     946,433
       47,933  High Yield Bond Portfolio                                                                                     333,616
                   TOTAL MUTUAL FUNDS                                                                                     57,355,730
                   (IDENTIFIED COST $56,434,194)
               REPURCHASE AGREEMENT--1.2%
  $   697,000  Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007, under which Bank of             697,000
               America N.A., will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $4,600,682,333 on 3/1/2007.  The market value of the underlying securities at the end of the period was $4,692,695,980. (AT COST)
                   TOTAL INVESTMENTS  -- 100.1%                                                                           58,052,730
                   (IDENTIFIED COST $57,131,194)2
                   OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                              (54,294)
                   TOTAL NET ASSETS - 100%                                                                              $ 57,998,436

1    Affiliated companies.

2 At February 28, 2007, the cost of investments for federal tax purposes was $57,131,990. The net unrealized appreciation of investments for federal tax purposes was $920,740. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $928,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,217.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.



Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                                              Investment Objective
Federated Intermediate Corporate Bond Fund, Institutional Shares
(Intermediate Corporate Bond)                                     To provide current income.
Federated International Bond Fund, Class A Shares
(International Bond)                                              To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares
(International Capital Appreciation)                              To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)                 To provide total return.
Federated U.S. Government Securities Fund 2-5 Years,
Institutional Shares (Gov 2-5)                                    To provide current income.
Federated U.S. Government Bond Fund (Government Bond)             To pursue total return.
High Yield Bond Portfolio (HYCORE)                                To seek high current income.


Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

Fund                                             Investment Objective
Capital Appreciation Core Fund   (Capital Core)  To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE) To achieve total return and secondarily to achieve high current income.


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.









FEDERATED MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

               MUTUAL FUNDS --98.5%1
    4,637,985  Capital Appreciation Core Fund                                                                          $  64,562,784
       34,795  Emerging Markets Fixed Income Core Fund                                                                       741,435
      887,915  Federated Intermediate Corporate Bond Fund, Institutional Shares                                            8,923,543
       88,188  Federated International Bond Fund, Class A Shares                                                             942,728
      293,816  Federated International Capital Appreciation Fund, Class A Shares                                           3,475,845
    1,174,998  Federated Mortgage Core Portfolio                                                                          11,644,235
      474,349  Federated U.S. Government Bond Fund                                                                         5,331,682
      418,482  Federated U.S. Government Securities Fund 2-5 Years, Institutional Shares                                   4,574,006
      231,659  High Yield Bond Portfolio                                                                                   1,612,350
                   TOTAL MUTUAL FUNDS                                                                                    101,808,608
                   (IDENTIFIED COST $92,655,682)
               REPURCHASE AGREEMENT--0.6%
  $   565,000  Interest in $4,600,000,000 joint repurchase agreement, 5.34%, dated 2/28/2007 under which Bank of             565,000
               America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $4,600,682,333 on 3/1/2007.  The market value of the underlying securities at the end of the period was $4,692,695,980.
               (AT COST)
                   TOTAL INVESTMENTS - 99.1%                                                                             102,373,608
                   (IDENTIFIED COST $93,220,682)2
                   OTHER ASSETS AND LIABILITIES - NET - 0.9%                                                                 960,233
                   TOTAL NET ASSETS - 100%                                                                             $ 103,333,841

1    Affiliated companies.

2 At February 28, 2007, the cost of investments for federal tax purposes was $93,225,742. The net unrealized appreciation of investments for federal tax purposes was $9,147,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,247,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,309.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

FUND                                                                                                INVESTMENT OBJECTIVE
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)
                                                                                                    To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)                              To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital
Appreciation)                                                                                       To provide long-term growth of
                                                                                                    capital.
Federated Mortgage Core Portfolio (Mortgage Core)                                                   To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, Institutional Shares (Gov 2-5)
                                                                                                    To provide current income.
Federated U.S. Government Bond Fund (Government Bond)                                               To pursue total return.
High Yield Bond Portfolio (HYCORE)                                                                  To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

FUND                                              INVESTMENT OBJECTIVE
Capital Appreciation Core Fund (Capital Core)     To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)  To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.







FEDERATED TARGET ETF FUND 2015
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

 SHARES                                                                         VALUE
         STOCK ETFS-61.8%
         DOMESTIC STOCK ETFS--43.4%
  3,990  iShares S&P 500 Index Fund                                       $   563,787
    610  iShares S&P MidCap 400 Index Fund                                     51,173
    380  iShares S&P SmallCap 600 Index Fund                                   25,414
            TOTAL DOMESTIC STOCK ETFS                                         640,374
         FOREIGN STOCK ETF--18.4%
  3,660  iShares MSCI EAFE Index Fund                                         271,535
            TOTAL STOCK ETFS (IDENTIFIED COST $876,162)                       911,909
         FIXED INCOME ETF-35.4%
         DOMESTIC FIXED INCOME ETF--35.4%
  5,180  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $515,529)        522,455
            TOTAL INVESTMENTS-97.2%                                         1,434,364
            (IDENTIFIED COST $1,391,691)1
            OTHER ASSETS AND LIABILITIES-NET-2.8%                              40,846
            TOTAL NET ASSETS-100%                                         $ 1,475,210

1 At February 28, 2007, the cost of investments for federal tax purposes was $1,391,691. The net unrealized appreciation of investments for federal tax purposes was $42,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,673.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ETFs --Exchange Traded Mutual Funds






FEDERATED TARGET ETF FUND 2025
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

             STOCKS ETFS-79.2%
             DOMESTIC STOCK ETFS-55.6%
     15,335  iShares S&P 500 Index Fund                                                                                  $ 2,166,835
      2,335  iShares S&P MidCap 400 Index Fund                                                                               195,883
      1,460  iShares S&P SmallCap 600 Index Fund                                                                              97,645
                TOTAL DOMESTIC STOCK ETFS                                                                                  2,460,363
             FOREIGN STOCK ETFS-23.6%
     14,110  iShares MSCI EAFE Index Fund                                                                                  1,046,821
                TOTAL STOCK ETFS (IDENTIFIED COST $3,461,844)                                                              3,507,184
             FIXED INCOME ETFS-18.4%
             DOMESTIC FIXED INCOME ETFS-18.4%
      8,085  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $807,425)                                                   815,453
             REPURCHASE AGREEMENTS--11.8%
  $ 100,000  Interest in $500,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which BNP Paribas              100,000
             Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 4/15/2036 for $500,074,167 on 3/1/2007. The market value of the underlying securities at the end of the period was
             $511,252,851.
    170,000  Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Bank of America        170,000
             N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for
             $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was
             $4,692,695,980.
    150,000  Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Deutsche Bank          150,000
             Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $1,500,222,500 on 3/1/2007. The market value of the underlying securities at the end of the period was $1,545,000,000.
    100,000  Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Societe                100,000
             Generale, London will repurchase U.S. Treasury and U.S. Government Agency  securities  with various maturities to 3/1/2037 for $1,500,222,500 on 3/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,000.
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                                          $   520,000
                TOTAL INVESTMENTS-109.4%                                                                                   4,842,637
                 (IDENTIFIED COST $4,789,269)1
                OTHER ASSETS AND LIABILITIES-NET-(9.4%)                                                                    (414,241)
                TOTAL NET ASSETS---100%                                                                                  $ 4,428,396

1 At February 28, 2007, the cost of investments for federal tax purposes was $4,789,269. The net unrealized appreciation of investments for federal tax purposes was $53,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of


Note:          The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;


   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ETFs --Exchange Traded Mutual Funds






FEDERATED TARGET ETF FUND 2035
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

             STOCK ETFS-89.3%
             DOMESTIC STOCK ETFS-62.6%
      9,980  iShares S&P 500 Index Fund                                                                                  $ 1,410,174
      1,520  iShares S&P Midcap 400 Index Fund                                                                               127,513
        940  iShares S&P SmallCap 600 Index Fund                                                                              62,867
                TOTAL DOMESTIC STOCK ETFS                                                                                  1,600,554
             FOREIGN STOCK ETFS -26.7%
      9,215  iShares MSCI EAFE Index Fund                                                                                    683,661
                TOTAL STOCK ETFS (IDENTIFIED COST $2,242,347)                                                              2,284,215
             FIXED INCOME ETFS-8.2%
             DOMESTIC FIXED INCOME ETFS -8.2%
      2,080  iShares Lehman Aggregate Bond Fund (IDENTIFIED COST $207,626)                                                   209,789
             REPURCHASE AGREEMENTS--8.4%
  $ 116,000  Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007, under which Bank of               116,000
             America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for
             $4,600,682,333 on 3/1/2007.  The market value of the underlying securities at the end of the period was
             $4,692,695,980.
    100,000  Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 2/28/2007, under which Deutsche Bank         100,000
             Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $1,500,222,500 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,545,000,000.
                 TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                       216,000
                 TOTAL INVESTMENTS - 105.9%                                                                                2,710,004
                 (IDENTIFIED COST 2,665,973)1
                 OTHER ASSETS AND LIABILITIES - NET - (5.9)%                                                               (151,949)
                 TOTAL NET ASSETS - 100%                                                                                 $ 2,558,055

1 At February 28, 2007, the cost of investments for federal tax purposes was $2,665,973. The net unrealized appreciation of investments for federal tax purposes was $44,031. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,031.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities (including shares of ETFs), according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ETFs --Exchange Traded Mutual Funds







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED ALLOCATION PORTFOLIO

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007